NEWBUILDINGS - Narrative (Details)	6 Months Ended
Jun. 30, 2021 large_range_2Tanker_vessel_type very_large_crude_carrier
Property, Plant and Equipment [Line Items]
Number of newbuild vessels delivered	2
Number of newbuild vessels	2
September And November 2021 Delivery
Property, Plant and Equipment [Line Items]
Number of newbuild vessels	2
2022 Delivery
Property, Plant and Equipment [Line Items]
Number of newbuild vessels | very_large_crude_carrier	6